S000031354 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	158 Months Ended	183 Months Ended	229 Months Ended	306 Months Ended	423 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Value Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.91%	11.33%	10.53%
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.59%
Columbia Intrinsic Value Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	19.91%	12.42%	11.44%
Performance Inception Date					Sep. 27, 2010
Columbia Intrinsic Value Fund Institutional 3 Class
Prospectus [Line Items]
Average Annual Return, Percent	20.05%	12.50%	11.53%
Performance Inception Date				Nov. 08, 2012
Columbia Intrinsic Value Fund Class A
Prospectus [Line Items]
Average Annual Return, Percent	12.76%	10.81%	10.50%
Performance Inception Date								Oct. 15, 1990
Columbia Intrinsic Value Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	10.88%	8.93%	8.84%
Performance Inception Date								Oct. 15, 1990
Columbia Intrinsic Value Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.87%	8.27%	8.20%
Performance Inception Date								Oct. 15, 1990
Columbia Intrinsic Value Fund Class C
Prospectus [Line Items]
Average Annual Return, Percent	17.74%	11.30%	10.33%
Performance Inception Date							Jun. 26, 2000
Columbia Intrinsic Value Fund Institutional 2 Class
Prospectus [Line Items]
Average Annual Return, Percent	19.90%	12.44%	11.48%
Performance Inception Date						Dec. 11, 2006